Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 145,973	$ 128,709
Restricted cash			5,137
Short-term deposits		35,592	108,928
Trade receivables (net of allowance for doubtful accounts of $1,040 and $616 as of December 31, 2021 and December 31, 2020, respectively)		67,505	66,324
Prepaid expenses and other current assets		12,818	7,439
Contract acquisition costs		4,813	2,979
Inventories		6,511	4,754
Total current assets		273,212	324,270
Non-current assets
Other non-current assets		1,958	565
Deferred tax assets, net		9,800	7,372
Property and equipment, net		16,756	16,106
Intangible assets, net		11,228	6,611
Goodwill		26,829	9,463
Total non-current assets		66,571	40,117
Total assets		339,783	364,387
Current liabilities
Trade payables		9,546	4,727
Other accounts payable and accrued expenses		54,044	49,112
Deferred revenues		122,983	105,543
Total current liabilities		186,573	159,382
Long-term liabilities
Liability for employees’ severance benefits		375	366
Other long term liabilities		9,162	6,191
Deferred revenues		36,426	33,439
Restricted Sponsor Shares liability		44,712
Price Adjustment Shares liability		79,404
Derivative warrant liabilities		56,478
Total long-term liabilities		226,557	39,996
Total liabilities		413,130	199,378
Liens, commitments and contingencies
Redeemable convertible preferred shares, NIS 0.00001 par value; 39,779,261 shares authorized, issued and outstanding as of December 31, 2020. Aggregate liquidation preference of $134,411, as of December 31, 2020	[1]		101,205
Shareholders’ equity (deficiency)
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized and 187,680,294 and 124,671,507 shares issued and outstanding as of December 31, 2021 and 2020, respectively	[1],[2]
Additional paid-in capital		(153,072)	34,226
Treasury stock, NIS 0.00001 par value; 43,540 ordinary shares	[1]	(85)	(85)
Accumulated other comprehensive income		1,372	1,321
Retained earnings		78,438	28,342
Total Shareholders’ equity (deficiency)		(73,347)	63,804
Total liabilities, redeemable convertible preferred shares and shareholders’ equity		$ 339,783	$ 364,387

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.
[2]	Less than US$ 1.